DEFERRED INCOME TAXES - Sources of Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 235	$ 259
Deferred tax liabilities	(3,091)	(1,236)
Deferred tax liability (asset)	2,856	977
Before offset amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	978	938
Deferred tax liabilities	(2,856)	(977)
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(3,263)	(1,412)
Environmental rehabilitation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	329	292
Tax loss carry forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	511	537
Post-retirement benefit obligations and other employee benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	24	27
Accrued interest payable
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	1
Deferred tax liabilities	(26)	0
Inventory
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(545)	(503)
Other working capital
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	75	32
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 11	$ 12